Federated California Municipal Cash Trust
A Portfolio of Money Market Obligations Trust
Institutional Shares (TICKER CAIXX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2015
Effective on June 2, 2015, the Fund will offer Investment Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Investment Shares.
June 2, 2015
Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452649 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.